Basic and Diluted Net Income Per Share - Schedule of Basic and Diluted Net Income Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Dec. 28, 2025	Dec. 29, 2024
Numerator for basic income per share:
Net income - basic (in Dollars)	$ 5,250	$ 4,812	$ (45,354)	$ (56,451)
Numerator for diluted income per share
Senior unsecured convertible notes (in Dollars)	(4,882)
July 2024 Notes derivative liability and interest expense, net of tax (in Dollars)		(3,138)
Third SAFE (in Dollars)	(49)	20
Net income - diluted (in Dollars)	$ 319	$ 1,694	$ (45,354)	$ (92,337)
Weighted average shares:
Denominator for basic income per share	124,279,055	80,209,585
Effect of dilutive securities	65,722,738	37,333,318	105,153,845	64,778,154
Denominator for diluted income per share	163,787,402	112,302,063	87,108,928	75,793,548
Net income per share:
Net income - basic (in Dollars per share)	$ 0.04	$ 0.06	$ (0.52)	$ (0.85)
Net income– diluted (in Dollars per share)	$ 0	$ 0.02	$ (0.52)	$ (1.22)
Senior unsecured convertible notes [Member]
Weighted average shares:
Effect of dilutive securities	16,912,704
July 2024 Notes derivative liability [Member]
Weighted average shares:
Effect of dilutive securities		27,364,717
Third SAFE [Member]
Weighted average shares:
Effect of dilutive securities	2,750,000	2,750,000
Stock options and RSUs [Member]
Weighted average shares:
Effect of dilutive securities	14,705,403	1,489,794
Warrants [Member]
Weighted average shares:
Effect of dilutive securities	166,460	487,794
Deferred consideration [Member]
Weighted average shares:
Effect of dilutive securities	4,973,840
Denominator for diluted income per share	163,787,462	112,302,063